PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks 99.8%
Aerospace & Defense 2.2%
ATI, Inc.*	10,100	$1,215,030
L3Harris Technologies, Inc.	1,480	507,418
Textron, Inc.	12,500	1,100,750
V2X, Inc.*	6,100	419,863
Woodward, Inc.	1,500	476,760
		3,719,821
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc.	7,300	1,171,942
Automobile Components 1.6%
Aptiv PLC*	18,100	1,371,075
BorgWarner, Inc.	19,000	900,790
Garrett Motion, Inc. (Switzerland)	24,500	441,980
		2,713,845
Automobiles 1.1%
Ford Motor Co.	130,700	1,814,116
Banks 1.0%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,500	129,500
Civista Bancshares, Inc.	6,900	166,497
East West Bancorp, Inc.	4,200	480,648
OP Bancorp	12,400	173,352
Parke Bancorp, Inc.	4,200	114,702
Regions Financial Corp.	13,900	396,150
Third Coast Bancshares, Inc.*	4,200	170,352
		1,631,201
Beverages 0.1%
Boston Beer Co., Inc. (The) (Class A Stock)*	800	170,896
Biotechnology 3.1%
Alkermes PLC*	2,900	98,281
Aurinia Pharmaceuticals, Inc. (Canada)*	28,600	415,558
Biogen, Inc.*	5,600	1,007,384
Exelixis, Inc.*	27,700	1,145,672
Incyte Corp.*	13,600	1,360,952
Rigel Pharmaceuticals, Inc.*	1,400	48,804
United Therapeutics Corp.*	2,800	1,314,572
		5,391,223
Building Products 1.2%
Allegion PLC	6,900	1,141,191
Armstrong World Industries, Inc.	1,300	238,862
Hayward Holdings, Inc.*	12,200	196,908
Masco Corp.	6,300	416,367
		1,993,328
Capital Markets 4.4%
Bank of New York Mellon Corp. (The)	18,800	2,254,496
Coinbase Global, Inc. (Class A Stock)*	340	66,211
Invesco Ltd.	6,500	177,385
Northern Trust Corp.	11,700	1,748,331
Raymond James Financial, Inc.	6,700	1,111,262

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Robinhood Markets, Inc. (Class A Stock)*	4,600	$457,608
SEI Investments Co.	5,800	509,530
State Street Corp.	6,100	798,246
T. Rowe Price Group, Inc.	4,600	486,128
		7,609,197
Chemicals 2.0%
CF Industries Holdings, Inc.	14,700	1,370,481
Corteva, Inc.	8,200	596,960
Element Solutions, Inc.	29,800	867,180
NewMarket Corp.	1,000	670,790
		3,505,411
Commercial Services & Supplies 0.6%
Cimpress PLC (Ireland)*	6,100	482,449
Deluxe Corp.	22,700	599,280
		1,081,729
Communications Equipment 0.1%
Ciena Corp.*	600	151,086
NetScout Systems, Inc.*	3,100	86,211
		237,297
Construction & Engineering 0.8%
MasTec, Inc.*	700	168,336
Valmont Industries, Inc.	2,800	1,247,568
		1,415,904
Consumer Finance 1.1%
Bread Financial Holdings, Inc.	4,300	311,922
Synchrony Financial	20,800	1,510,704
		1,822,626
Consumer Staples Distribution & Retail 1.8%
Albertson’s Cos., Inc. (Class A Stock)	59,100	984,015
Dollar General Corp.	12,100	1,735,503
Kroger Co. (The)	2,300	144,555
US Foods Holding Corp.*	2,700	225,774
		3,089,847
Containers & Packaging 0.6%
Crown Holdings, Inc.	10,300	1,078,204
Distributors 0.1%
GigaCloud Technology, Inc. (Class A Stock)*	4,500	179,685
Diversified Consumer Services 0.2%
ADT, Inc.	43,300	346,400
Electric Utilities 2.7%
Edison International	22,900	1,426,212
Exelon Corp.	41,400	1,853,892
FirstEnergy Corp.	27,900	1,320,786
		4,600,890

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 2.2%
AMETEK, Inc.	3,400	$761,532
EnerSys	3,100	558,589
nVent Electric PLC	3,500	392,910
Rockwell Automation, Inc.	4,400	1,855,260
Sensata Technologies Holding PLC	5,300	183,327
		3,751,618
Electronic Equipment, Instruments & Components 3.7%
CDW Corp.	3,900	492,921
Coherent Corp.*	5,300	1,124,554
Corning, Inc.	2,600	268,450
Flex Ltd.*	22,800	1,437,312
Jabil, Inc.	5,800	1,375,702
Kimball Electronics, Inc.*	8,600	259,806
ScanSource, Inc.*	9,600	412,704
TD SYNNEX Corp.	6,600	1,047,222
		6,418,671
Energy Equipment & Services 0.9%
TechnipFMC PLC (United Kingdom)	26,300	1,465,436
Entertainment 0.0%
Roku, Inc.*	300	28,560
Financial Services 1.1%
Global Payments, Inc.	15,100	1,083,274
MGIC Investment Corp.	31,300	842,596
		1,925,870
Food Products 1.1%
Archer-Daniels-Midland Co.	300	20,193
Bunge Global SA	1,100	125,268
Fresh Del Monte Produce, Inc.	12,200	483,852
Pilgrim’s Pride Corp.	3,500	151,795
Seaboard Corp.	20	101,646
Smithfield Foods, Inc.	39,700	948,830
		1,831,584
Gas Utilities 0.7%
National Fuel Gas Co.	12,200	1,021,750
UGI Corp.	5,700	228,627
		1,250,377
Ground Transportation 0.3%
J.B. Hunt Transport Services, Inc.	2,400	486,528
Health Care Equipment & Supplies 1.5%
ResMed, Inc.	700	180,817
Solventum Corp.*	13,900	1,069,883
STERIS PLC	5,300	1,391,780
		2,642,480
Health Care Providers & Services 2.3%
Cardinal Health, Inc.	5,200	1,117,376
Quest Diagnostics, Inc.	1,000	187,030

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Tenet Healthcare Corp.*	7,300	$1,381,744
Universal Health Services, Inc. (Class B Stock)	6,000	1,207,560
		3,893,710
Hotel & Resort REITs 0.8%
DiamondRock Hospitality Co.	23,200	212,976
Host Hotels & Resorts, Inc.	60,300	1,117,359
		1,330,335
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.*	51,600	1,549,032
El Pollo Loco Holdings, Inc.*	18,700	189,431
Las Vegas Sands Corp.	8,300	437,659
Travel + Leisure Co.	10,800	751,032
		2,927,154
Household Durables 0.7%
PulteGroup, Inc.	9,147	1,144,198
Independent Power & Renewable Electricity Producers 0.6%
AES Corp. (The)	71,300	1,044,545
Insurance 6.0%
Allstate Corp. (The)	8,900	1,771,011
Arch Capital Group Ltd.*	15,000	1,440,600
Axis Capital Holdings Ltd.	12,400	1,279,432
Globe Life, Inc.	3,500	490,770
Hartford Insurance Group, Inc. (The)	5,000	675,300
Heritage Insurance Holdings, Inc.*	16,300	424,941
Lincoln National Corp.	24,900	1,036,089
Principal Financial Group, Inc.	13,700	1,297,664
RenaissanceRe Holdings Ltd. (Bermuda)	4,200	1,183,140
Slide Insurance Holdings, Inc.*	26,700	460,041
United Fire Group, Inc.	500	17,970
Universal Insurance Holdings, Inc.	5,900	179,655
		10,256,613
IT Services 2.6%
Cognizant Technology Solutions Corp. (Class A Stock)	21,900	1,797,114
DXC Technology Co.*	7,000	101,010
EPAM Systems, Inc.*	1,700	354,620
Information Services Group, Inc.	23,700	132,009
Kyndryl Holdings, Inc.*	22,500	517,500
Twilio, Inc. (Class A Stock)*	3,400	409,564
VeriSign, Inc.	4,500	1,099,035
		4,410,852
Life Sciences Tools & Services 2.8%
Charles River Laboratories International, Inc.*	1,600	336,768
Illumina, Inc.*	5,200	753,012
IQVIA Holdings, Inc.*	6,100	1,403,915
Medpace Holdings, Inc.*	740	431,035
Mettler-Toledo International, Inc.*	540	741,550
Sotera Health Co.*	53,200	963,984
West Pharmaceutical Services, Inc.	1,000	231,120
		4,861,384

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 7.1%
AGCO Corp.	3,300	$374,253
Allison Transmission Holdings, Inc.	11,200	1,217,440
Cummins, Inc.	2,500	1,447,050
Donaldson Co., Inc.	1,700	173,298
Douglas Dynamics, Inc.	2,700	101,736
Dover Corp.	7,300	1,470,877
Fortive Corp.	22,100	1,167,101
ITT, Inc.	1,000	182,300
Lincoln Electric Holdings, Inc.	4,400	1,167,540
Mueller Industries, Inc.	11,100	1,511,154
Nordson Corp.	4,300	1,180,479
Pentair PLC	10,400	1,095,848
Toro Co. (The)	12,400	1,134,600
		12,223,676
Marine Transportation 0.6%
Costamare, Inc. (Monaco)	37,600	630,928
Kirby Corp.*	3,400	400,044
		1,030,972
Media 1.3%
Charter Communications, Inc. (Class A Stock)*	200	41,224
Fox Corp. (Class A Stock)	8,200	596,796
Fox Corp. (Class B Stock)	16,300	1,068,791
Gray Media, Inc.	96,800	436,568
Nexstar Media Group, Inc.	500	106,190
		2,249,569
Metals & Mining 2.4%
Alcoa Corp.	13,700	778,297
Anglogold Ashanti PLC (Australia)	1,900	176,453
Nucor Corp.	9,200	1,635,024
SSR Mining, Inc. (Canada)*	1,600	36,528
Steel Dynamics, Inc.	8,600	1,544,302
		4,170,604
Mortgage Real Estate Investment Trusts (REITs) 0.1%
TPG Mortgage Investment Trust, Inc.	13,200	113,520
Multi-Utilities 3.6%
Ameren Corp.	13,200	1,363,296
Avista Corp.	10,700	441,803
CMS Energy Corp.	17,300	1,236,777
Consolidated Edison, Inc.	14,833	1,581,643
Public Service Enterprise Group, Inc.	19,400	1,597,784
		6,221,303
Oil, Gas & Consumable Fuels 5.6%
Antero Resources Corp.*	21,100	767,407
APA Corp.	28,000	739,480
Cheniere Energy, Inc.	6,100	1,290,272
Devon Energy Corp.	39,000	1,568,190
HF Sinclair Corp.	19,500	1,013,805
Kinder Morgan, Inc.	2,300	70,127
Marathon Petroleum Corp.	4,800	845,712
Ovintiv, Inc.	20,200	878,094
Permian Resources Corp. (Class A Stock)	5,300	85,489

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Phillips 66	4,700	$674,732
Teekay Corp. Ltd. (Bermuda)	58,000	593,340
Valero Energy Corp.	5,500	997,865
		9,524,513
Passenger Airlines 1.8%
Delta Air Lines, Inc.	23,400	1,541,826
SkyWest, Inc.*	1,200	115,824
United Airlines Holdings, Inc.*	13,400	1,371,088
		3,028,738
Pharmaceuticals 2.2%
Collegium Pharmaceutical, Inc.*	9,200	422,464
Elanco Animal Health, Inc.*	44,100	1,061,928
Harmony Biosciences Holdings, Inc.*	12,000	438,240
Indivior Pharmaceuticals, Inc.*	7,500	265,350
Royalty Pharma PLC (Class A Stock)	29,300	1,221,224
Viatris, Inc.	30,800	403,172
		3,812,378
Professional Services 1.4%
IBEX Holdings Ltd.*	11,300	420,360
Leidos Holdings, Inc.	8,100	1,525,068
Science Applications International Corp.	3,700	376,512
		2,321,940
Real Estate Management & Development 1.9%
CBRE Group, Inc. (Class A Stock)*	8,000	1,362,640
Howard Hughes Holdings, Inc.*	4,500	367,470
Jones Lang LaSalle, Inc.*	4,100	1,467,431
		3,197,541
Residential REITs 0.6%
Sun Communities, Inc.	8,500	1,083,155
Retail REITs 2.6%
Brixmor Property Group, Inc.	38,300	1,026,057
CBL & Associates Properties, Inc.	9,300	332,940
Kimco Realty Corp.	35,400	746,232
Realty Income Corp.	713	43,607
Regency Centers Corp.	14,700	1,071,189
Simon Property Group, Inc.	6,500	1,243,515
		4,463,540
Semiconductors & Semiconductor Equipment 2.9%
Cirrus Logic, Inc.*	8,700	1,133,958
First Solar, Inc.*	200	45,104
MKS, Inc.	7,000	1,647,870
Monolithic Power Systems, Inc.	280	314,762
Photronics, Inc.*	2,500	86,425
Skyworks Solutions, Inc.	14,400	802,944
Teradyne, Inc.	3,900	940,095
		4,971,158

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 3.3%
Consensus Cloud Solutions, Inc.*	15,500	$331,080
Docusign, Inc.*	13,000	683,020
Dolby Laboratories, Inc. (Class A Stock)	9,400	603,386
Gen Digital, Inc.	47,300	1,134,727
Ooma, Inc.*	2,200	25,850
PTC, Inc.*	300	46,839
Teradata Corp.*	31,200	889,824
Trimble, Inc.*	3,500	236,600
Zoom Communications, Inc.*	18,400	1,694,640
		5,645,966
Specialized REITs 1.7%
Digital Realty Trust, Inc.	300	49,785
EPR Properties	18,100	981,744
Outfront Media, Inc.	2,800	68,096
Rayonier, Inc.	7,154	162,682
SBA Communications Corp.	1,200	220,932
VICI Properties, Inc.	48,900	1,373,112
		2,856,351
Specialty Retail 2.7%
Asbury Automotive Group, Inc.*	400	93,804
AutoNation, Inc.*	2,700	553,446
Bath & Body Works, Inc.	17,600	383,680
Gap, Inc. (The)	33,000	923,340
Penske Automotive Group, Inc.	3,800	595,802
Ross Stores, Inc.	9,100	1,716,715
Urban Outfitters, Inc.*	5,400	382,590
		4,649,377
Technology Hardware, Storage & Peripherals 1.9%
Immersion Corp.	7,200	48,384
Sandisk Corp.*	1,000	576,250
Western Digital Corp.	10,500	2,627,415
		3,252,049
Textiles, Apparel & Luxury Goods 0.5%
Crocs, Inc.*	10,800	906,336
Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc.	1,640	427,073
MSC Industrial Direct Co., Inc. (Class A Stock)	800	67,472
United Rentals, Inc.	440	344,106
WESCO International, Inc.	3,000	868,290
		1,706,941
Wireless Telecommunication Services 0.2%
Millicom International Cellular SA (Guatemala)	6,700	408,901

Total Common Stocks (cost $138,884,941)		171,082,005

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 0.2%
iShares Russell Mid-Cap Value ETF (cost $399,820)	2,970	$436,471

Total Long-Term Investments (cost $139,284,761)		171,518,476

Short-Term Investment
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $6,747)(wb)	6,747	6,747

TOTAL INVESTMENTS 100.0% (cost $139,291,508)		171,525,223
Liabilities in excess of other assets (0.0)%		(85,671)

Net Assets 100.0%		$171,439,552

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).